Convertible Senior Notes	6 Months Ended
Feb. 29, 2024
Convertible Senior Notes [Abstract]
Convertible senior notes

Note 4 — Convertible senior notes

On February 28, 2020 and March 16, 2020, the Company issued $25 million and $10 million convertible senior notes (the “Notes”) to Yiheng Capital Partners, L.P., (“Yiheng Capital”) and Keenan Capital Fund, LP, (“Keenan Capital”), respectively. Interest shall be payable semi-annually in arrears at a rate of 4.75% per annum on each August 1 and February 1, commencing on August 1, 2020. The Notes will mature on February 28, 2025 and March 16, 2025, respectively unless repurchased or converted in accordance with their terms prior to such date. On January 30, 2022, Yiheng Capital transferred the convertible senior notes to Mr. Kun Wang.

The Notes are unsecured, $25 million Notes convertible into $6.75 per ADS and $10 million Notes convertible into $6.15 per ADS, bear interest at a rate of 4.75% per annum plus additional 2% per annum when in default. In 2022, 2023 and 2024, the Company hasn’t paid the principal and interests of the convertible senior notes. Therefore, the convertible senior notes are in default.